Stock-Based Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stock-Based Awards

8. Stock-Based Awards

Equity Incentive Plan Awards

Serina 2024 Equity Incentive Plan

On March 27, 2024, the Company’s Board of Directors adopted the 2024 Equity Incentive Plan, (the “2024 Incentive Plan”). Under the 2024 Incentive Plan, the Company has reserved 1,725,000 shares of common stock for the grant of stock options or the sale of restricted stock (“Restricted Stock”) or for the settlement of restricted stock units which are hypothetical units issued with reference to common stock (“Restricted Stock Units” or “RSUs”). The Company may also grant stock appreciation rights (“SARs”) under the Incentive Plan. The Plan also permits the Company to issue such other securities as its Board of Directors or the Compensation Committee administering the Incentive Plan may determine. Awards of stock options, Restricted Stock, SARs, and RSUs (“Awards”) may be granted under the Incentive Plan to the Company employees, directors, and consultants.

A summary of Serina stock option activity under the 2024 Incentive Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
2024 Incentive Plan adopted on March 27, 2024	1,725	-	-	$-
Stock options granted	(72)	72	-	14.8715
Balance at March 31, 2024	1,653	72	-	$14.8715
Options exercisable at March 31, 2024		4		$14.8715

Serina 2017 Stock Option Plan

In 2017, the Legacy Serina’s Board of Directors adopted the Serina Therapeutics, Inc. 2017 Stock Option Plan (the “2017 Option Plan”) that provides for the granting of stock options to employees. Pursuant to the Merger Agreement, the Company assumed the outstanding stock options granted by Legacy Serina under the 2017 Option Plan. The options were adjusted such that after the Merger each such option granted and outstanding under the 2017 Option Plan represents the right to purchase a number of shares of Company common stock equal to 0.97682654 multiplied by the number of shares of Legacy Serina common stock issuable upon the exercise of such options granted and outstanding under the 2017 Option Plan prior to the Merger. As of March 31, 2024, options to purchase 1,651,634 shares of Company common stock were outstanding under the 2017 Option Plan, which options have an exercise price of $0.06 and expire on dates ranging from May 2031 to December 2032. Pursuant to the Merger Agreement, no further options shall be granted under the 2017 Option Plan.

Serina 2017 Equity Incentive Plan

Under the Serina 2017 Equity Incentive Plan, as amended (the “2017 Incentive Plan” formerly AgeX 2017 Equity Incentive Plan), the Company has reserved 241,683 shares of common stock for the grant of stock options or the sale of Restricted Stock or for the settlement of RSUs. Pursuant to the Merger Agreement, all “out of the money” options (meaning those options with an exercise price equal to or greater than $0.7751 on a pre-reverse stock split basis) were canceled and no further options shall be granted under the 2017 Incentive Plan. The “in the money” stock options were adjusted for the reverse stock split ratio of 1 for 35.17. As of March 31, 2024, there were 12,212 stock options granted and outstanding with exercise prices ranging from $13.19 to $26.73 per share and expiration dates ranging from June 2024 to January 2034. As of March 21, 2024, no stock options under the 2017 Incentive Plan had been exercised.

Stock-based Compensation Expense

The Company recognizes compensation expense related to employee option grants and restricted stock grants, if any, in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). The Company estimates the fair value of employee stock-based payment awards on the grant-date and recognizes the resulting fair value, net of estimated forfeitures for grants prior to 2017, over the requisite service period. Upon adoption of ASU 2016-09 on January 1, 2017 as further discussed below, forfeitures are accounted for as they occur instead of based on the number of awards that were expected to vest prior to adoption of ASU 2016-09.

The Company uses the Black-Scholes option pricing model for estimating the fair value of options granted under its equity award plans, including the 2024 Incentive Plan, 2017 Option Plan, and 2017 Incentive Plan. The fair value of each restricted stock grant, if any, is determined based on the value of the common stock granted or sold. The Company has elected to treat stock-based payment awards with time-based service conditions as a single award and recognizes stock-based compensation on a straight-line basis over the requisite service period.

Compensation expense for non-employee stock-based awards is recognized in accordance with ASC 718. Stock option awards issued to non-employees, principally consultants or outside contractors, as applicable, are accounted for at fair value using the Black-Scholes option pricing model. Management believes that the fair value of the stock options and restricted stock units can more reliably be measured than the fair value of services received. The Company records compensation expense based on the then-current fair values of the stock options and restricted stock units at the grant date. Compensation expense for non-employee grants is recorded on a straight-line basis in the consolidated statements of operations.

During the period January 1, 2024 through March 31, 2024, the Company granted stock options to purchase 72,378 shares of common stock to certain employees and consultants under the 2024 Incentive Plan, with a grant date fair value of approximately $12.79 per share. Total unrecognized compensation cost related to unvested stock option grants of approximately $874,000 as of March 31, 2024 is expected to be recognized over a period ranging from 2 to 4 years.

Stock-based compensation expense has been allocated to operating expenses as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$4	$-
General and administrative	49	2
Total stock-based compensation expense	$53	$2

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model applying the weighted-average assumptions including the market price of the underlying common stock, expected option life, risk-free interest rates, volatility, and dividend yield. The assumptions that were used to calculate the grant date fair value of employee and non-employee stock option grants for the three months ended March 31, 2024 were as follows:

	Three Months Ended March 31,
	2024(1)	2023(2)
Exercise price	$14.8715	$-
Market price	$14.8715	$-
Expected life (in years)	5.76	-
Volatility	117.83%	-%
Risk-free interest rates	4.18%	-%
Dividend yield	-%	-%

(1)	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.

(2)	There were no stock options granted during the period.

The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If the Company had made different assumptions, its stock-based compensation expense and net loss for the three months ended March 31, 2024 and 2023 may have been significantly different.

The Company does not recognize deferred income taxes for incentive stock option compensation expense and records a tax deduction only when a disqualified disposition has occurred.

Note 11 - Stock Option Plan

Stock Option Plan Description

In 2007, the Company’s Board of Directors (“the Board”) adopted the Serina Therapeutics, Inc. 2007 Stock Option Plan (the 2007 Plan) that provides for the granting of stock options to employees. The 2007 Plan as amended in March 2014 reserved 2,000,000 shares of common stock for grant. Options are granted at the discretion of the Board. Options granted under the 2007 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant, or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

In 2017, the Serina Therapeutics, Inc. 2007 Plan by its terms expired, except with respect to unexercised stock options outstanding under the 2007 Plan. No future stock options shall be awarded under the 2007 Plan.

In 2017, the Company’s Board adopted the Serina Therapeutics, Inc. 2017 Stock Option Plan (the 2017 Plan) that provides for the granting of stock options to employees. The 2017 Plan reserved 1,000,000 shares of common stock for grant. In 2021, the 2017 Plan was amended to increase the reserved shares to 2,000,000, and then later in 2021 further amended to increase the reserved shares to 2,100,000. Options are granted at the discretion of the Board. Options granted under the 2017 Plan shall be either incentive stock options (ISOs) or nonstatutory stock options (NSOs), as designated by the Board. The options will be granted at an exercise price set by the Board at the time of grant, but in no event will the price for ISOs be less than 100% of the fair market value of the common stock on the date of the grant or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, not less than 110%; and not less than the par value of the common stock at grant, in the case of NSOs.

Vesting and Exercisability

Stock options are exercisable at such time or times and subject to such terms and conditions as determined by the Board at or after grant. If the Board provides, in its sole discretion, that any stock option is exercisable only in installments, the Board may waive such installment exercise provisions at any time at or after the grant, in whole or in part, based on such factors as the Board shall determine, in its sole discretion.

The terms of the grants are generally for ten years (or in the case of an option holder who owns more than 10% of the total combined voting power of all classes of stock of Serina, the term shall be five years) and vest over a period of time as determined on the date of the grant.

Stock-Based Compensation

The Company follows the provisions of the FASB ASC 718, Compensation - Stock Compensation (“FASB ASC 718”). FASB ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized as compensation expense in the financial statements based on their fair value at the grant date.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Valuation and Expense

The Company recognizes compensation expense related to stock options on a straight-line basis over the requisite service period of the awards, which is generally three to four years. The Company estimates the fair value of options on the date of grant using the Black-Scholes-Merton option pricing model. There were no options issued during the years ended December 31, 2023 or 2022.

The Company recorded stock-based compensation expense related to the stock options of $24,325 and $7,110 during the years ended December 31, 2023 and 2022, respectively.

In 2021, all options outstanding as of December 31, 2020 were canceled and replaced, with the exception of 3,300 options, which were not replaced due to termination of the grantee. Total replacement options issued were 1,294,042. Incremental compensation cost of $113 and $878 was recognized during the years ended December 31, 2023 and 2022, respectively, as a result of the accounting for the modification required by FASB ASC 718.

In February 2023, by vote of the Board all remaining unvested options became fully vested. Therefore as of December 31, 2023, the Company had no unrecognized compensation cost related to nonvested stock options.

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

The following table summarizes information about stock options exercisable at December 31, 2023:

Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.06	1,756,816	7.46	$0.06

The following table summarizes information about nonvested stock options for the years ended December 31, 2023 and 2022:

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2022	548,807	$0.05
Forfeited/cancelled	(1,000)	0.03
Vested	(547,807)	0.04
Nonvested options at December 31, 2023	-	$-

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	656,742	$0.04
Granted	50,000	0.05
Vested	(84,235)	0.04
Exercised	(73,700)	0.03
Nonvested options at December 31, 2022	548,807	0.05

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Stock-Based Awards

8. Stock-Based Awards

Equity Incentive Plan

Under the 2017 Equity Incentive Plan, as amended (the “Incentive Plan”), AgeX has reserved 241,683 shares of common stock for the grant of stock options or the sale of restricted stock (“Restricted Stock”) or for the settlement of restricted stock units which are hypothetical units issued with reference to common stock (“Restricted Stock Units” or “RSUs”). AgeX may also grant stock appreciation rights (“SARs”) under the Incentive Plan. The Plan also permits AgeX to issue such other securities as its Board of Directors (the “Board”) or the Compensation Committee (the “Committee”) administering the Incentive Plan may determine. Awards of stock options, Restricted Stock, SARs, and RSUs (“Awards”) may be granted under the Incentive Plan to AgeX employees, directors, and consultants.

Awards may vest and thereby become exercisable or have restrictions on forfeiture lapse on the date of grant or in periodic installments or upon the attainment of performance goals, or upon the occurrence of specified events.

No person shall be granted, during any one year period, options to purchase, or SARs with respect to, more than 28,433 shares in the aggregate, or any Awards of Restricted Stock or RSUs with respect to more than 14,216 shares in the aggregate. If an Award is to be settled in cash, the number of shares on which the Award is based shall not count toward the individual share limit.

No Awards may be granted under the Incentive Plan more than ten years after the date upon which the Incentive Plan was adopted by the Board, and no options or SARS granted under the Incentive Plan may be exercised after the expiration of ten years from the date of grant.

Stock Options

Options granted under the Incentive Plan may be either “incentive stock options” within the meaning of Section 422(b) of the Internal Revenue Code of 1986, as amended (“IRC” or the “Code”), or “non-qualified” stock options that do not qualify incentive stock options. Incentive stock options may be granted only to AgeX employees and employees of subsidiaries. The exercise price of stock options granted under the Incentive Plan must be equal to the fair market of AgeX common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of AgeX stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $100,000.

The exercise price of an option may be payable in cash or in common stock having a fair market value equal to the exercise price, or in a combination of cash and common stock, or other legal consideration for the issuance of stock as the Board or Committee may approve.

Generally, options will be exercisable only while the optionee remains an employee, director or consultant, or during a specific period thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of 12 months after termination or the expiration date of the option.

Restricted Stock and RSUs

In lieu of granting options, AgeX may enter into purchase agreements with employees under which they may purchase or otherwise acquire Restricted Stock or RSUs subject to such vesting, transfer, and repurchase terms, and other restrictions. The price at which Restricted Stock may be issued or sold will be not less than 100% of fair market value. Employees or consultants, but not executive officers or directors, who purchase Restricted Stock may be permitted to pay for their shares by delivering a promissory note or an installment payment agreement that may be secured by a pledge of their Restricted Stock. Restricted Stock may also be issued for services actually performed by the recipient prior to the issuance of the Restricted Stock. Unvested Restricted Stock for which AgeX has not received payment may be forfeited, or AgeX may have the right to repurchase unvested shares upon the occurrence of specified events, such as termination of employment.

Subject to the restrictions set with respect to the particular Award, a recipient of Restricted Stock generally shall have the rights and privileges of a stockholder, including the right to vote the Restricted Stock and the right to receive dividends; provided that, any cash dividends and stock dividends with respect to the Restricted Stock shall be withheld for the recipient’s account, and interest may be credited on the amount of the cash dividends withheld. The cash dividends or stock dividends so withheld and attributable to any particular share of Restricted Stock (and earnings thereon, if applicable) shall be distributed to the recipient in cash or, at the discretion of the Board or Committee, in shares of common stock having a fair market value equal to the amount of such dividends, if applicable, upon the release of restrictions on the Restricted Stock and, if the Restricted Stock is forfeited, the recipient shall have no right to the dividends.

The terms and conditions of a grant of RSUs shall be determined by the Board or Committee. No shares of common stock shall be issued at the time a RSU is granted. A recipient of RSUs shall have no voting rights with respect to the RSUs. Upon the expiration of the restrictions applicable to a RSU, AgeX will either issue to the recipient, without charge, one share of common stock per RSU or cash in an amount equal to the fair market value of one share of common stock.

At the discretion of the Board or Committee, each RSU (representing one share of common stock) may be credited with cash and stock dividends paid in respect of one share (“Dividend Equivalents”). Dividend Equivalents shall be withheld for the recipient’s account, and interest may be credited on the amount of cash Dividend Equivalents withheld. Dividend Equivalents credited to a recipient’s account and attributable to any particular RSU (and earnings thereon, if applicable) shall be distributed in cash or in shares of common stock having a fair market value equal to the amount of the Dividend Equivalents and earnings, if applicable, upon settlement of the RSU. If a RSU is forfeited, the recipient shall have no right to the related Dividend Equivalents.

Stock Appreciation Rights (“SARs”)

A SAR is the right to receive, upon exercise, an amount payable in cash or shares, or a combination of shares and cash, equal to the number of shares subject to the SAR that is being exercised, multiplied by the excess of (a) the fair market value of a common stock on the date the SAR is exercised, over (b) the exercise price specified in the SAR Award agreement. SARs may be granted either as free standing SARs or in tandem with options. No SAR may be exercised later than 10 years after the date of grant.

The exercise price of a SAR shall not be less than 100% of the fair market value of one share of common stock on the date of grant. A SAR granted in conjunction with an option shall have the same exercise price as the related option, shall be transferable only upon the same terms and conditions as the related option, and shall be exercisable only to the same extent as the related option; provided, however, that the SAR by its terms shall be exercisable only when the fair market value per share exceeds the exercise price per share of the SAR or related option. Upon any exercise of a SAR granted in tandem with an option, the number of shares for which the related option shall be exercisable shall be reduced by the number of shares for which the SAR has been exercised. The number of shares for which a SAR issued in tandem with an option shall be exercisable shall be reduced by the number of shares for which the related option has been exercised.

Equity Incentive Plan Awards

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2022	29	96	-	$81.62
Increase option pool	114	-	-	-
Options granted	(3)	3	-	27.76
Options forfeited, cancelled or expired	6	(6)	-	99.12
Restricted stock units vested	-	-	-	-
Balance at December 31, 2022	146	93	-	$79.07
Options granted	(1)	1	-	26.73
Options forfeited, cancelled or expired	11	(11)	-	67.30
Restricted stock units vested	-	-	-	-
Balance at December 31, 2023	156	83	-	$80.28
Options exercisable at December 31, 2023		80		$81.70

There were no exercises of stock options during the years ended December 31, 2023 and 2022. Total proceeds, if all options granted and outstanding as of December 31, 2023 were exercised, would be approximately $6.6 million.

At December 31, 2023, AgeX had approximately $68,000 of total unrecognized compensation costs related to the stock options and unvested RSUs under the Incentive Plan that will be recognized as expense over a weighted-average period of approximately 1.36 years.

The aggregate intrinsic value of options outstanding and options exercisable were nil as of December 31, 2023.

Stock-Based Compensation Expense

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$9	$32
General and administrative	639	728
Total stock-based compensation expense	$648	$760

The weighted-average estimated fair value of stock options granted during the years ended December 31, 2023 and 2022 was $22.41 per share and $24.48 per share, respectively, using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2023	2022
Grant Price	$26.73	$27.76
Expected life (in years)	5.15	5.58
Risk-free interest rates	4.12%	1.74%
Volatility	118.12%	130.71%
Dividend yield	-%	-%

The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If AgeX had made different assumptions, its stock-based compensation expense and net loss for the years ended December 31, 2023 and 2022 may have been significantly different. See Note 2, Summary of Significant Accounting Policies, for a discussion of the factors used in determining these assumptions.

AgeX does not recognize deferred income taxes for incentive stock option compensation expense and records a tax deduction only when a disqualified disposition has occurred.